Shareholder Report, Holdings (Details) - North Carolina Capital Management Trust - Government Portfolio	Jun. 30, 2025
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	53.70%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	52.30%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	44.00%
AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%